Inventory	9 Months Ended
Feb. 29, 2016
Notes to Financial Statements
3. Inventory	As at February 29, 2016, the Company had acquired inventory with a cost of $215,675 (May 31, 2015 - $65,005). This inventory is classified as finished goods as it is ready to sell to third parties.